Reconciliation of income tax benefit (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of income tax benefit Details
U.S federal statutory rate	34.00%	34.00%	34.00%	21.00%	34.00%
State income tax, net of federal benefit	0.00%	0.00%	0.00%	0.00%	0.00%
Increase in valuation allowance	34.00%	34.00%	34.00%	21.00%	34.00%
Income tax provision (benefit)	0.00%	0.00%	0.00%	0.00%	0.00%